Acquisitions, Investments and Disposals - Schedule of Discontinued Operations in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Feb. 15, 2013	Dec. 31, 2012		Jul. 18, 2013 Invicta Merchant Bar Ltd. [Member]	Dec. 31, 2012 Invicta Merchant Bar Ltd. [Member]	Dec. 31, 2011 Invicta Merchant Bar Ltd. [Member]	Jul. 05, 2013 TPP Rousse [Member]	Dec. 31, 2012 TPP Rousse [Member]	Dec. 31, 2013 Donetsk Electrometallurgical Plant (DEMP) [Member]	Dec. 31, 2012 Donetsk Electrometallurgical Plant (DEMP) [Member]	Jul. 17, 2013 Lomprom Rostov [Member]	Dec. 31, 2012 Lomprom Rostov [Member]	Dec. 27, 2013 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]	Dec. 31, 2012 TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading [Member]	Dec. 31, 2013 Southern Urals Nickel Plant (SUNP) [Member]	Dec. 31, 2012 Southern Urals Nickel Plant (SUNP) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents			$ 547			$ 44	$ 163		$ 3,572	$ 3,035	$ 6,014	$ 125	$ 2,166	$ 111	$ 16,161	$ 990	$ 201	$ 1,201
Accounts receivable, net of allowance for doubtful accounts						8	183		9,589	5,681	2,831	9,916	18,687	20,374	1,645	822	63	1,268
Due from related parties, net of allowance																2,294
Inventories						543	579		3,244	5,854	36,289	35,649	829	14,236	16,660	22,790	1,180	1,421
Deferred income tax															6,172	3,123
Prepayments and other current assets						191	947		489	533	64,225	64,829	4,428	2,743	16,978	13,717	1,822	10,933
Other long-term investments	14,787	[1]		14,484	[1]										183	187
Property, plant and equipment and other non-current assets, net						2,864	8,019		41,146	44,120	38,162		21,164	24,122	307,505	362,303
Mineral licenses, net															119,458	1,203,536
Goodwill							2,980	2,721					9,862	12,830
Other non-current assets			708												11,556	16,400
Total current assets of discontinued operations	147,521	[2]		1,883,191	[2]	3,650	12,871		58,040	59,223	147,521	110,519	57,136	74,416	496,318	1,626,162	3,266	14,823
Property, plant and equipment and other non-current assets, net			1,530									227,706					5,024	2,046
Total non-current assets of discontinued operations				227,706	[2]							227,706					5,024	2,046
Total assets																	8,290	16,869
Short-term borrowings and current portion of long-term debt										12,234			30,720	27,089		23,500		26,509
Accounts payable and accrued expenses						1,855	1,052		21,721	3,800	23,542	48,497	25,504	27,466	29,757	21,706	13,376	38,842
Long-term debt																7,833
Pension obligations											10,225	888						268
Asset retirement obligation															1,002	1,038	339	579
Deferred income taxes															31,719	252,100
Finance lease liabilities, current portion	122,815	[3]		132,071	[3]													483
Other current liabilities						127	79		1,536	1,767	52,796
Total current liabilities of discontinued operations	86,563	[2]	131,456	429,049	[2]	1,982	1,131		23,257	17,801	86,563	49,385	56,224	54,555	62,478	306,177	13,715	66,681
Asset retirement obligation																	8,466	3,150
Pension obligations												10,387						2,064
Deferred income taxes												28,944
Other non-current liabilities												8,156
Total non-current liabilities of discontinued operations			4,083	47,487	[2]							47,487					8,466	5,214
Total liabilities			$ 26,368														$ 22,181	$ 71,895

[1]	See Note 8
[2]	See Note 3(c)
[3]	See Note 17